Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock at Cost
Beginning balance (in shares) at Dec. 31, 2014			0	35,262,901
Beginning balance at Dec. 31, 2014		$ 1,852,148	$ 0	$ 35,263	$ 1,398,633	$ 496,573	$ 7,525	$ (85,846)
Increase (Decrease) in Shareholders' Equity
Net income		142,844				142,844
Other comprehensive income/(loss)		(9,110)					(9,110)
Cash dividends declared		(54,931)				(54,931)
Reclassification of treasury stock under the LBCA (in shares)	[1]			(1,809,497)
Reclassification of treasury stock under the LBCA	[1]			$ (1,809)	(84,037)			85,846
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit (in shares)				211,729
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit		2,413		$ 212	2,201			0
Preferred stock issued (in shares)			8,000
Preferred stock issued		76,812	$ 76,812		0			0
Common stock issued for acquisitions (in shares)				7,474,404
Common stock issued for acquisitions		474,753		$ 7,474	467,279
Share-based compensation cost		13,906			13,906
Ending balance (in shares) at Dec. 31, 2015			8,000	41,139,537
Ending balance at Dec. 31, 2015		2,498,835	$ 76,812	$ 41,140	1,797,982	584,486	(1,585)	0
Increase (Decrease) in Shareholders' Equity
Net income		186,777				186,777
Other comprehensive income/(loss)		(24,450)					(24,450)
Cash dividends declared		(58,895)				(58,895)
Preferred stock dividends		(7,977)				(7,977)
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit (in shares)				264,605
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit		8,020		$ 264	7,756
Preferred stock issued (in shares)			5,750
Preferred stock issued		55,285	$ 55,285
Common stock issued (in shares)				3,593,750
Common stock issued		279,242		$ 3,594	275,648
Common stock repurchases (in shares)				(202,506)
Common stock repurchases		(11,666)		$ (203)	(11,463)
Share-based compensation cost		14,523			14,523
Ending balance (in shares) at Dec. 31, 2016			13,750	44,795,386
Ending balance at Dec. 31, 2016		2,939,694	$ 132,097	$ 44,795	2,084,446	704,391	(26,035)	0
Increase (Decrease) in Shareholders' Equity
Net income		142,413				142,413
Other comprehensive income/(loss)		(11,721)					(11,721)
Cash dividends declared		(76,615)				(76,615)
Reclassification of AOCI to RE due to TJCA	[2]	0				8,132	(8,132)
Preferred stock dividends		(9,095)				(9,095)
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit (in shares)				366,582
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit		(515)		$ 367	(882)
Common stock issued (in shares)				6,100,000
Common stock issued		485,151		$ 6,100	479,051
Common stock issued for acquisitions (in shares)				2,610,304
Common stock issued for acquisitions		211,043		$ 2,610	208,433
Share-based compensation cost		16,436			16,436
Ending balance (in shares) at Dec. 31, 2017			13,750	53,872,272
Ending balance at Dec. 31, 2017		$ 3,696,791	$ 132,097	$ 53,872	$ 2,787,484	$ 769,226	$ (45,888)	$ 0

[1]	Effective January 1, 2015, companies incorporated in Louisiana became subject to the Louisiana Business Corporation Act (“LBCA”), which eliminates the concept of treasury stock and provides that shares reacquired by a company are to be treated as authorized but unissued. Refer to Note 1 for further discussion.
[2]	One-time reclassification from accumulated other comprehensive income ("AOCI") to retained earnings ("RE") for stranded tax effects resulting from the Tax Cuts and Jobs Act ("TCJA"), enacted on December 22, 2017.